Net fee and commission income	12 Months Ended
Dec. 31, 2025
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4
Net fee and commission income
Net fee and commission income
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Underwriting fees 1,050 838 637
M&A and corporate finance fees 1,119 1,016 669
Brokerage fees 5,428 4,407 3,323
Portfolio management, investment fund and related services fees
1
19,555 16,997 13,821
Other 2,918 2,548 1,950
Total fee and commission income
2
30,069 25,806 20,399
of which: recurring 19,556 17,065 14,008
of which: transaction-based 10,318 8,604 6,320
of which: performance-based 195 137 71
Fee and commission expense
3
2,669 2,369 1,790
Net fee and commission income 27,400 23,438 18,610
of which: recurring net fee and commission income 18,015 15,674 13,003 of which: Global Wealth Management 13,671 12,082 10,143
of which: Personal & Corporate Banking 1,669 1,325 949
of which: Asset Management 2,800 2,407 1,950
of which: transaction-based net fee and commission income 9,190 7,628 5,537 of which: Global Wealth Management 3,355 2,644 1,908
of which: Personal & Corporate Banking 1,200 995 800
of which: Asset Management 79 55 32
of which: performance-based net fee and commission income 195 136 70 of which: Asset Management 195 136 70
1 Fees for portfolio management and related services and investment fund fees are presented on a combined basis. Comparative-period information has been aligned with the information presented for the year ended
31 December 2025. This category includes fees earned on portfolio management mandates with clients and management and performance fees earned on UBS-managed funds and third-party-managed funds.
2 For
the year ended 31
December 2025 reflects third-party
fee and commission income
of USD
17,879
m for Global Wealth
Management, USD
3,162
m for Personal & Corporate
Banking, USD
4,089 m for Asset Management,
USD 4,912 m for the Investment Bank, USD 40 m for Non-core and Legacy, and negative USD 12 m for Group Items (for the year ended 31 December 2024: USD 15,527 m for Global Wealth Management, USD 2,588 m
for
Personal
&
Corporate
Banking,
USD
3,333
m
for
Asset
Management,
USD
4,135
m
for
the
Investment
Bank,
USD
230
m
for
Non-core
and
Legacy,
and
negative
USD
6
m
for
Group
Items;
for
the
year
ended 31 December 2023: USD 12,687
m for Global Wealth
Management, USD
1,840
m for Personal
& Corporate Banking, USD
2,723
m for Asset Management,
USD
3,153
m for the Investment
Bank, USD
7 m for
Non-core and Legacy,
and negative USD
11
m for Group Items).
3 Includes brokerage
expense for the
year ended 31 December
2025 of USD
332
m (for year ended
31 December 2024:
USD
325 m; for the year
ended 31 December 2023: USD 244 m).